Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Employee Benefit Plans Additional Information [Abstract]
Retirement plan expense	$ 1.1	$ 1.1	$ 4.0